Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
One of the key principles by which we govern our executive compensation program is to support a solid performance culture through short-term and long-term variable compensation. In 2025, performance-based compensation represented 83% or more of each of our named executive officers’ target total direct compensation. As a result of this weighting toward variable, performance-based compensation, the financial performance of the Company, including stock performance, plays an integral role in determining compensation actually paid to each of our named executive officers each year.

Fiscal Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid to PEO (2) (c)		Average Compensation Actually Paid to Non-PEO NEOs (2) (e)	Value of Initial Fixed $100 Investment Based on		Net Income (4) (h)
			Average Summary Compensation Table Total for Non-PEO NEOs (1) (d)		Total Shareholder Return (3) (f)	Peer Group Total Shareholder Return (3) (g)		Adjusted EPS Growth as Further Adjusted for Executive Compensation Purposes (5) (i)

2025	25,051,051	11,535,337	7,130,165	4,904,905	171	203	4,160.0	8.8%

2024	22,807,539	32,339,406	7,546,124	9,819,968	192	176	4,060.0	10.6%

2023	19,054,956	31,181,865	7,172,630	11,156,213	169	135	3,756.0	18.8%

2022	30,924,435	23,167,779	8,088,411	8,272,370	146	121	3,050.0	14.6%

2021	21,519,703	89,772,223	6,997,689	21,130,889	151	135	3,143.0	20.5%

(1)
In 2025, 2024 and 2023, John Q. Doyle was our Principal Executive Officer (PEO) and in 2021 and 2022, Daniel S. Glaser was our Principal Executive Officer. Our other NEOs consisted of (i) for 2021: Mark C. McGivney, John Q. Doyle, Peter C. Hearn and Martine Ferland; (ii) for 2022: Mark C. McGivney, John Q. Doyle, Martin C. South and Martine Ferland, (iii) for 2023: Mark C. McGivney, Martin C South, Martine Ferland and Dean M. Klisura and (iv) for 2024 and 2025: Mark C. McGivney, Martin C. South, Patrick Tomlinson and Dean M. Klisura.

(2)
Represents the amount of “Compensation Actually Paid” to our NEOs as computed in accordance with Item 402(v) or Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or paid to our NEOs during the applicable year. The following tables show the amounts deducted from and added to the Summary Compensation Table total for the PEO and for the average Summary Compensation Table Total for non-PEO
NEOs.

PEO

Fiscal Year	PEO Summary Compensation Table (SCT) Total	Additions/ (Subtractions) for Fair Value of Equity Awards Granted during Fiscal Year Reported in SCT (a)	Additions/ (Subtractions) for Change in Pension Value Reported in SCT (a)	Adjustments to PEO Summary Compensation Table Total (b)	PEO Compensation Actually Paid

2025	25,051,051	(17,584,489)	0	4,068,775	11,535,337

2024	22,807,539	(14,421,635)	0	23,953,502	32,339,406

Average Non-PEO NEOs

Fiscal Year	Average Non-PEO Summary Compensation Table (SCT) Total	Additions/ (Subtractions) for Fair Value of Equity Awards Granted during Fiscal Year Reported in SCT (a)	Additions/ (Subtractions) for Change in Pension Value Reported in SCT (a)	Adjustments to Average Non-PEO Summary Compensation Table Total (b)	Average Non-PEO Compensation Actually Paid

2025	7,130,165	(2,913,378)	(40,717)	728,835	4,904,905

2024	7,546,124	(2,937,798)	(10,844)	5,222,486	9,819,968

(a)
Includes the grant date fair value of stock awards and option awards, computed in accordance with FASB ASC Topic 718, as well as the aggregate change in the actuarial present value of the NEOs accumulated benefit under the Company’s defined benefit pension plans.

(b)
Includes the value of equity awards, calculated in accordance with Item 402(v) of Regulation
S-K.
The equity component of CAP is further detailed in the tables below for the Company’s PEO and average non-PEO
NEOs, for fiscal year 2024. We did not report a service cost for the Company’s pension plans.

PEO

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Fiscal Year that are Outstanding and Unvested	Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested During the Fiscal Year	Dividends Paid on Stock or Stock Option Awards Not Otherwise Reflected in Fair Value of Total Compensation	Total Adjustments

2025	38,237,182	(50,556,740)	16,126,649	261,685	4,068,775

2024	16,961,136	(5,907,710)	12,694,817	205,258	23,953,502

Average Non-PEO NEOs

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Fiscal Year that are Outstanding and Unvested	Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested During the Fiscal Year	Dividends Paid on Stock or Stock Option Awards Not Otherwise Reflected in Fair Value of Total Compensation	Total Adjustments

2025	7,338,017	(12,079,990)	5,365,650	105,157	728,835

2024	3,418,980	(3,142,951)	4,849,277	97,180	5,222,486

(3)
Reflects cumulative total stockholder return assuming $100 invested in the Company’s common stock versus the S&P 500 Financial index on December 31, 2020 with dividends reinvested. The peer group used for this purpose is the S&P 500 Financial index.

(4)
Reflects “Net Income” as required to be disclosed in the Company’s audited financial statements, included in the Company’s Annual Report on Form
10-K
for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(5)
Adjusted EPS as further adjusted for executive compensation purposes is a non-GAAP
measure. For the definition, please refer to the “Definitions of Financial Performance Measures” section on page 48 of the Compensation Discussion and Analysis.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	NEOs consisted of (i) for 2021: Mark C. McGivney, John Q. Doyle, Peter C. Hearn and Martine Ferland; (ii) for 2022: Mark C. McGivney, John Q. Doyle, Martin C. South and Martine Ferland, (iii) for 2023: Mark C. McGivney, Martin C South, Martine Ferland and Dean M. Klisura and (iv) for 2024 and 2025: Mark C. McGivney, Martin C. South, Patrick Tomlinson and Dean M. Klisura.
Peer Group Issuers, Footnote	Reflects cumulative total stockholder return assuming $100 invested in the Company’s common stock versus the S&P 500 Financial index on December 31, 2020 with dividends reinvested. The peer group used for this purpose is the S&P 500 Financial index.
Adjustment To PEO Compensation, Footnote
(2)
Represents the amount of “Compensation Actually Paid” to our NEOs as computed in accordance with Item 402(v) or Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or paid to our NEOs during the applicable year. The following tables show the amounts deducted from and added to the Summary Compensation Table total for the PEO and for the average Summary Compensation Table Total for non-PEO
NEOs.

PEO

Fiscal Year	PEO Summary Compensation Table (SCT) Total	Additions/ (Subtractions) for Fair Value of Equity Awards Granted during Fiscal Year Reported in SCT (a)	Additions/ (Subtractions) for Change in Pension Value Reported in SCT (a)	Adjustments to PEO Summary Compensation Table Total (b)	PEO Compensation Actually Paid

2025	25,051,051	(17,584,489)	0	4,068,775	11,535,337

2024	22,807,539	(14,421,635)	0	23,953,502	32,339,406

(a)
Includes the grant date fair value of stock awards and option awards, computed in accordance with FASB ASC Topic 718, as well as the aggregate change in the actuarial present value of the NEOs accumulated benefit under the Company’s defined benefit pension plans.

(b)
Includes the value of equity awards, calculated in accordance with Item 402(v) of Regulation
S-K.
The equity component of CAP is further detailed in the tables below for the Company’s PEO and average non-PEO
NEOs, for fiscal year 2024. We did not report a service cost for the Company’s pension plans.

PEO

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Fiscal Year that are Outstanding and Unvested	Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested During the Fiscal Year	Dividends Paid on Stock or Stock Option Awards Not Otherwise Reflected in Fair Value of Total Compensation	Total Adjustments

2025	38,237,182	(50,556,740)	16,126,649	261,685	4,068,775

2024	16,961,136	(5,907,710)	12,694,817	205,258	23,953,502

Non-PEO NEO Average Total Compensation Amount	$ 7,130,165	$ 7,546,124	$ 7,172,630	$ 8,088,411	$ 6,997,689
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,904,905	9,819,968	11,156,213	8,272,370	21,130,889
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Represents the amount of “Compensation Actually Paid” to our NEOs as computed in accordance with Item 402(v) or Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or paid to our NEOs during the applicable year. The following tables show the amounts deducted from and added to the Summary Compensation Table total for the PEO and for the average Summary Compensation Table Total for non-PEO
NEOs.

Average Non-PEO NEOs

Fiscal Year	Average Non-PEO Summary Compensation Table (SCT) Total	Additions/ (Subtractions) for Fair Value of Equity Awards Granted during Fiscal Year Reported in SCT (a)	Additions/ (Subtractions) for Change in Pension Value Reported in SCT (a)	Adjustments to Average Non-PEO Summary Compensation Table Total (b)	Average Non-PEO Compensation Actually Paid

2025	7,130,165	(2,913,378)	(40,717)	728,835	4,904,905

2024	7,546,124	(2,937,798)	(10,844)	5,222,486	9,819,968

(a)
Includes the grant date fair value of stock awards and option awards, computed in accordance with FASB ASC Topic 718, as well as the aggregate change in the actuarial present value of the NEOs accumulated benefit under the Company’s defined benefit pension plans.

(b)
Includes the value of equity awards, calculated in accordance with Item 402(v) of Regulation
S-K.
The equity component of CAP is further detailed in the tables below for the Company’s PEO and average non-PEO
NEOs, for fiscal year 2024. We did not report a service cost for the Company’s pension plans.

Average Non-PEO NEOs

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Fiscal Year that are Outstanding and Unvested	Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested During the Fiscal Year	Dividends Paid on Stock or Stock Option Awards Not Otherwise Reflected in Fair Value of Total Compensation	Total Adjustments

2025	7,338,017	(12,079,990)	5,365,650	105,157	728,835

2024	3,418,980	(3,142,951)	4,849,277	97,180	5,222,486

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Performance Measures
The table below shows the Company’s three most important performance measures used to link “Compensation Actually Paid” to our NEOs for fiscal year 2025.

Most Important Performance Measures (3 to 7 metrics without ranking)

TSR

Adjusted EPS as further adjusted for executive compensation purposes

Operating NOI growth

Total Shareholder Return Amount	$ 171	192	169	146	151
Peer Group Total Shareholder Return Amount	203	176	135	121	135
Net Income (Loss)	$ 4,160	$ 4,060	$ 3,756	$ 3,050	$ 3,143
Company Selected Measure Amount	0.088	0.106	0.188	0.146	0.205
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS as further adjusted for executive compensation purposes
Non-GAAP Measure Description	Adjusted EPS as further adjusted for executive compensation purposes is a non-GAAP
	measure. For the definition, please refer to the “Definitions of Financial Performance Measures” section on page 48 of the Compensation Discussion and Analysis.
Measure:: 3
Pay vs Performance Disclosure
Name	Operating NOI growth
John Q. Doyle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 25,051,051	$ 22,807,539	$ 19,054,956
PEO Actually Paid Compensation Amount	$ 11,535,337	$ 32,339,406	$ 31,181,865
PEO Name	John Q. Doyle	John Q. Doyle	John Q. Doyle
Daniel S. Glaser [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 30,924,435	$ 21,519,703
PEO Actually Paid Compensation Amount				$ 23,167,779	$ 89,772,223
PEO Name				Daniel S. Glaser	Daniel S. Glaser
PEO | John Q. Doyle [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,068,775	$ 23,953,502
PEO | John Q. Doyle [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,237,182	16,961,136
PEO | John Q. Doyle [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,556,740)	(5,907,710)
PEO | John Q. Doyle [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,126,649	12,694,817
PEO | John Q. Doyle [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	261,685	205,258
PEO | John Q. Doyle [Member] | Additions (Subtractions) for Fair Value of Equity Awards Granted during Fiscal Year Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,584,489)	(14,421,635)
PEO | John Q. Doyle [Member] | Additions (Subtractions) for Change in Pension Value Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	728,835	5,222,486
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,338,017	3,418,980
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,079,990)	(3,142,951)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,365,650	4,849,277
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,157	97,180
Non-PEO NEO | Additions (Subtractions) for Fair Value of Equity Awards Granted during Fiscal Year Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,913,378)	(2,937,798)
Non-PEO NEO | Additions (Subtractions) for Change in Pension Value Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (40,717)	$ (10,844)